Unaudited Consolidated Condensed Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Operational costs	$ 461,423	$ 213,748	$ 851,313	$ 783,294	$ 2,103,668	$ 1,343,799
Loss from operations	(461,423)	(213,748)	(851,313)	(783,294)	(2,103,668)	(1,343,799)
Other income (expense):
Change in fair value of warrant liabilities	729,167	291,666	(145,833)	(291,667)	(1,895,834)	7,138,542
Change in fair value of convertible notes						811,150
Interest income - bank	9	4,081	1,596	4,492	8,240
Interest earned on investments held in Trust Account	59,337	196,773	118,093	2,771,356	3,176,694	4,000,465
Total other income (expense), net	788,513	492,520	(26,144)	2,484,181	1,289,100	11,950,157
Income before provision for income taxes	327,090	278,772	(877,457)	1,700,887	(814,568)	10,606,358
Provision for income taxes	(8,557)	(31,679)	(17,323)	(561,928)	(653,044)	(759,647)
Net income (loss)	$ 318,533	$ 247,093	$ (894,780)	$ 1,138,959	$ (1,467,612)	$ 9,846,711
Class A Common Stock Redeemable Shares
Other income (expense):
Basic weighted average shares outstanding (in Shares)	577,937	2,100,481	577,937	2,100,481	7,511,529	28,750,000
Basic net (loss) income per share (in Dollars per share)	$ 0.04	$ 0.03	$ (0.12)	$ 0.07	$ (0.1)	$ 0.27
Class A Common Stock Non-Redeemable Shares
Other income (expense):
Basic weighted average shares outstanding (in Shares)	7,047,500	7,047,500	7,047,500	10,551,265	5,603,340	7,187,500
Basic net (loss) income per share (in Dollars per share)	$ 0.04	$ 0.03	$ (0.12)	$ 0.07	$ (0.1)	$ 0.27
Class B Common Stock
Other income (expense):
Basic weighted average shares outstanding (in Shares)	140,000	140,000	140,000	2,974,190	1,584,160	7,187,500
Basic net (loss) income per share (in Dollars per share)	$ 0.04	$ 0.03	$ (0.12)	$ 0.07	$ (0.1)	$ 0.27